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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21701
                                  ----------------------------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 2001 North Main Street, Suite 270      Walnut Creek, California      94596
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900
                                                     ---------------------------

Date of fiscal year end:        August 31, 2008
                          ---------------------------------------------

Date of reporting period:       February 29, 2008
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                               DESTINATION FUNDS

                         Destination Select Equity Fund










                               SEMI-ANNUAL REPORT

                               FEBRUARY 29, 2008
                                  (UNAUDITED)




                               INVESTMENT ADVISOR
                      Destination Capital Management, Inc.
                                Walnut Creek, CA

DESTINATION SELECT EQUITY FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBURARY 29, 2008 (UNAUDITED)
================================================================================

                DESTINATION SELECT EQUITY FUND VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (%OF NET ASSETS)

                               [GRAPHIC OMITTED]


                                          DESTINATION         S&P 500
                                       SELECT EQUITY FUND      INDEX
                                       ------------------------------
Consumer Discretionary                       16.5%              8.7%
Consumer Staples                             15.3%             10.7%
Energy                                        3.6%             13.6%
Financials                                   17.8%             17.1%
Health Care                                  14.2%             12.2%
Industrials                                   9.3%             11.8%
Information Technology                        7.8%             15.5%
Materials                                     0.0%              3.6%
Telecommunications Services                   5.7%              3.3%
Utilities                                     0.0%              3.5%
Cash                                          9.8%              0.0%



                             TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

           SECURITY DESCRIPTION                    % OF NET ASSETS
--------------------------------------       -----------------------------
International Game Technology                            6.5%
Nokia Oyj - ADR                                          5.7%
MasterCard, Inc. - Class A                               5.3%
Johnson & Johnson                                        5.1%
Wm. Wrigley Jr. Co.                                      4.9%
General Electric Co.                                     4.4%
Microsoft Corp.                                          3.9%
Wal-Mart Stores, Inc.                                    3.9%
Automatic Data Processing, Inc.                          3.8%
U.S. Bancorp                                             3.6%

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 90.2%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 16.5%
       350    Comcast Corp. - Class A(a)                          $      6,839
       830    DreamWorks Animation SKG, Inc. - Class A(a)               21,065
     1,230    International Game Technology                             55,535
       525    McDonald's Corp.                                          28,408
       100    McGraw-Hill Cos., Inc. (The)                               4,093
       750    Walt Disney Co. (The)                                     24,307
                                                                  ------------
                                                                       140,247
                                                                  ------------
              CONSUMER STAPLES - 15.3%
       350    Campbell Soup Co.                                         11,302
       320    Coca-Cola Co. (The)                                       18,707
       410    Costco Wholesale Corp.                                    25,387
       665    Wal-Mart Stores, Inc.                                     32,977
       630    Wm. Wrigley Jr. Co.                                       37,712
        60    Wm. Wrigley Jr. Co. - Class B                              3,615
                                                                  ------------
                                                                       129,700
                                                                  ------------
              ENERGY - 3.6%
       350    Exxon Mobil Corp.                                         30,453
                                                                  ------------

              FINANCIALS - 17.8%
       350    Legg Mason, Inc.                                          23,114
     1,135    Marsh & McLennan Cos., Inc.                               28,908
       235    MasterCard, Inc. - Class A                                44,650
       100    Moody's Corp.                                              3,798
       960    U.S. Bancorp                                              30,739
       975    Western Union Co.                                         20,280
                                                                  ------------
                                                                       151,489
                                                                  ------------
              HEALTH CARE - 14.2%
       390    Baxter International, Inc.                                23,018
       700    Johnson & Johnson                                         43,372
     1,350    Pfizer, Inc.                                              30,078
       375    Stryker Corp.                                             24,416
                                                                  ------------
                                                                       120,884
                                                                  ------------
              INDUSTRIALS - 9.3%
     1,135    General Electric Co.                                      37,614
       875    Graco, Inc.                                               30,371
       150    United Technologies Corp.                                 10,577
                                                                  ------------
                                                                        78,562
                                                                  ------------
              INFORMATION TECHNOLOGY - 7.8%
       810    Automatic Data Processing, Inc.                           32,360
     1,230    Microsoft Corp.                                           33,481
                                                                  ------------
                                                                        65,841
                                                                  ------------
              TELECOMMUNICATIONS SERVICES - 5.7%
     1,350    Nokia Oyj - ADR                                           48,614
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $705,314)                 $    765,790
                                                                  ------------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    SHORT TERM INVESTMENTS - 8.7%                           VALUE
--------------------------------------------------------------------------------
    38,591    AIM STIT - Liquid Assets Portfolio (The)            $     38,591
    34,936    AIM STIT - STIC Prime Portfolio (The)                     34,936
                                                                  ------------
              TOTAL SHORT TERM INVESTMENTS (Cost $73,527)         $     73,527
                                                                  ------------

              TOTAL INVESTMENTS AT VALUE - 98.9% (Cost $778,841)  $    839,317

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%               9,494
                                                                  ------------

              TOTAL NET ASSETS - 100.0%                           $    848,811
                                                                  ============

(a)  Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================

ASSETS
   Investments in securities:
      At acquisition cost                                         $    778,841
                                                                  ============
      At value                                                    $    839,317
   Dividends receivable                                                  1,818
   Receivable from Advisor (Note 4)                                      7,449
   Other assets                                                          8,709
                                                                  ------------
Total assets                                                           857,293
                                                                  ------------

LIABILITIES
   Accrued liabilities:
      Payable to Administrator (Note 4)                                  6,010
      Other accrued expenses and liabilities                             2,472
                                                                  ------------
Total liabilities                                                        8,482
                                                                  ------------

NET ASSETS                                                        $    848,811
                                                                  ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                $    822,982
   Accumulated undistributed net investment income                         893
   Accumulated net realized losses from security transactions          (35,540)
   Net unrealized appreciation on investments                           60,476
                                                                  ------------
NET ASSETS                                                        $    848,811
                                                                  ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                  77,772
                                                                  ============

Net asset value, offering price and redemption price
   per share (a)                                                  $      10.91
                                                                  ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
================================================================================

INVESTMENT INCOME
   Dividend income                                                $      9,404
                                                                  ------------

EXPENSES
   Fund accounting fees (Note 4)                                        15,044
   Professional fees                                                    12,633
   Administration fees (Note 4)                                         12,000
   Transfer agent fees (Note 4)                                          9,000
   Trustees' fees and expenses (Note 4)                                  6,402
   Compliance fees (Note 4)                                              6,000
   Insurance expense                                                     3,788
   Investment advisory fees (Note 4)                                     3,296
   Custody fees                                                          2,918
   Postage and supplies                                                  2,810
   Registration fees                                                       821
   Other expenses                                                        3,539
                                                                  ------------
Total expenses                                                          78,251
   Less fees waived and expenses reimbursed by the Advisor
      (Note 4)                                                         (72,758)
                                                                  ------------
Net expenses                                                             5,493
                                                                  ------------

NET INVESTMENT INCOME                                                    3,911
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions                         (35,101)
Net change in unrealized appreciation/depreciation
   on investments                                                       10,174
                                                                  ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (24,927)
                                                                  ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $    (21,016)
                                                                  ============

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                      SIX MONTHS ENDED
                                                                        FEBRUARY 29,      YEAR ENDED
                                                                            2008          AUGUST 31,
                                                                        (UNAUDITED)         2007
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $      3,911     $      5,887
   Net realized gains (losses) from security transactions                   (35,101)          24,510
   Net change in unrealized appreciation/depreciation on investments         10,174           53,830
                                                                       ------------     ------------
Net increase (decrease) in net assets from operations                       (21,016)          84,227
                                                                       ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                (6,828)          (3,750)
   From net realized gains on investments                                   (24,947)          (3,168)
                                                                       ------------     ------------
Net decrease in net assets from distributions to shareholders               (31,775)          (6,918)
                                                                       ------------     ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                 23,769          265,428
   Net asset value of shares issued in reinvestment of
      distributions to shareholders                                          31,775            6,918
   Payments for shares redeemed                                             (15,171)            (565)
                                                                       ------------     ------------
Net increase in net assets from capital share transactions                   40,373          271,781
                                                                       ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (12,418)         349,090

NET ASSETS
   Beginning of period                                                      861,229          512,139
                                                                       ------------     ------------
   End of period                                                       $    848,811     $    861,229
                                                                       ============     ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                        $        893     $      3,810
                                                                       ============     ============

CAPITAL SHARE ACTIVITY
   Shares sold                                                                2,108           23,442
   Shares reinvested                                                          2,725              614
   Shares redeemed                                                           (1,299)             (50)
                                                                       ------------     ------------
   Net increase in shares outstanding                                         3,534           24,006
   Shares outstanding at beginning of period                                 74,238           50,232
                                                                       ------------     ------------
   Shares outstanding at end of period                                       77,772           74,238
                                                                       ============     ============

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===========================================================================================================================
                                                                SIX MONTHS ENDED
                                                                  FEBRUARY 29,         YEAR ENDED          PERIOD ENDED
                                                                     2008              AUGUST 31,           AUGUST 31,
                                                                  (UNAUDITED)             2007               2006 (a)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value at beginning of period                        $        11.60       $        10.20       $        10.00
                                                                --------------       --------------       --------------
  Income (loss) from investment operations:
    Net investment income                                                 0.05                 0.09                 0.03
    Net realized and unrealized gains (losses) on investments            (0.31)                1.44                 0.17
                                                                --------------       --------------       --------------
  Total from investment operations                                       (0.26)                1.53                 0.20
                                                                --------------       --------------       --------------

  Less distributions:
    From net investment income                                           (0.09)               (0.07)                --
    From net realized gains on security transactions                     (0.34)               (0.06)                --
                                                                --------------       --------------       --------------
  Total distributions                                                    (0.43)               (0.13)                --
                                                                --------------       --------------       --------------

  Net asset value at end of period                              $        10.91       $        11.60       $        10.20
                                                                ==============       ==============       ==============

  Total return(b)                                                       (2.50%)(c)           14.97%                2.00%(c)
                                                                ==============       ==============       ==============

  Net assets at the end of period                               $      848,811       $      861,229       $      512,139
                                                                ==============       ==============       ==============

RATIOS/SUPPLEMENTARY DATA:
  Ratio of gross expenses to average net assets                         17.84%(e)            22.23%               42.55%(e)

  Ratio of net expenses to average net assets(d)                         1.25%(e)             1.25%                1.24%(e)

  Ratio of net investment income to average net assets(d)                0.89%(e)             0.81%                0.80%(e)

  Portfolio turnover rate                                                  10%(c)               34%                  22%(e)

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers and expense reimbursements.

(e)  Annualized.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Destination Select Equity Fund (the "Fund") is a diversified series of The Destination Funds (the "Trust"), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated December 14, 2004. On April 11, 2005, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to YCMNET Advisors, Inc., an affiliate of the investment advisor to the Fund. The Fund commenced operations on December 29, 2005.

The investment objective of the Fund is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available or are considered to be unreliable due to market or other events will be valued at their fair values as determined under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended February 29, 2008 and August 31, 2007, no redemption fees were collected.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six months ended February 29, 2008 was $24,970 of ordinary income and $6,805 of long-term capital gains. The tax character of distributions paid during the year ended August 31, 2007 was $6,918 of ordinary income. Dividends and distributions to shareholders are recorded on the ex-dividend date.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2008:

          Tax cost of portfolio investments         $     778,841
                                                    =============
          Gross unrealized appreciation             $     100,161
          Gross unrealized depreciation                   (39,685)
                                                    -------------
          Net unrealized appreciation               $      60,476
          Accumulated ordinary income                         893
          Other losses                                    (35,540)
                                                    -------------
          Distributable earnings                    $      25,829
                                                    =============


On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund's net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, the Fund has adopted FIN 48 with this Semi-Annual Report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on these financial statements. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ending August 31, 2008. The statute of limitations on the Fund's tax returns remains open for the tax years ended August 31, 2006 through August 31, 2007.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

During the six months ended February 29, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, was $82,798 and $120,328, respectively.

4.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Destination Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 0.75% of its average daily net assets.

The Advisor has contractually agreed to reduce its advisory fees and to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets. This expense limitation agreement remains in effect through December 31, 2017. During the six months ended February 29, 2008, the Advisor waived its entire investment advisory fee of $3,296 and reimbursed other Fund expenses totaling $69,462.

The Advisor has concurrently entered into an agreement with the Fund which permits the Advisor to recover fee reductions and expense reimbursements on behalf of the Fund, but only for a period of three years after such reduction or reimbursement, and only if such recovery will not cause the Fund's expense ratio to exceed the annual rate of 1.25%. As of February 29, 2008, the Advisor may in the future recoup fee reductions and expense reimbursements totaling $311,792. The Advisor may recoup a portion of this amount no later than the dates as stated below:

       August 31, 2009          August 31, 2010          August 31, 2011
       ---------------          ---------------          ---------------
           $86,257                  $152,777                 $72,758

The Chief Compliance Officer to the Trust is an employee of the Advisor. The Fund reimburses the Advisor $12,000 annually for compliance services provided to the Trust.

TRUSTEE FEES
The Fund pays each Trustee who is not affiliated with the Advisor a per meeting fee of $1,000. Trustees who are affiliated with the Advisor do not receive compensation.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the average value of the Fund's daily net assets. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund. The Distributor receives no compensation from the Fund for acting as principal underwriter. However, the Distributor receives annual compensation of $6,000 from the Advisor for such services.

Certain trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus, or of the Distributor.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.   ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2007) and held until the end of the period (February 29, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 2% is imposed on the sale of shares within 90 days of the date of purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
==========================================================================================
------------------------------------------------------------------------------------------
                                      Beginning            Ending         Expenses Paid
                                    Account Value       Account Value         During
                                  September 1, 2007   February 29, 2008       Period*
------------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00            $975.00            $6.14
Based on Hypothetical 5% Return
      (before expenses)               $1,000.00          $1,018.65            $6.27
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).



OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto







Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds
             -------------------------------------------------------------------



By (Signature and Title)*      /s/ Michael A. Yoshikami
                           -----------------------------------------------------
                              Michael A. Yoshikami, President


Date          April 28, 2008
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Michael A. Yoshikami
                           -----------------------------------------------------
                              Michael A. Yoshikami, President


Date          April 28, 2008
      ------------------------------------------



By (Signature and Title)*      /s/ Mark J. Seger
                           -----------------------------------------------------
                              Mark J. Seger, Treasurer


Date          April 28, 2008
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.